Provisions - Current and non-current provisions (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of other provisions [line items]
Current	£ 348,000,000	£ 316,000,000	£ 273,000,000	£ 273,000,000
Non-current	2,306,000,000	1,883,000,000	£ 1,779,000,000	1,779,000,000
Other provisions	2,654,000,000	2,199,000,000		2,052,000,000
Additions	589,000,000	226,000,000
Utilised	238,000,000	209,000,000
Transferred to trade and other payables	0	3,000,000
Discontinued operations
Disclosure of other provisions [line items]
Additions	15,000,000	0
Utilised	8,000,000	20,000,000
Environmental
Disclosure of other provisions [line items]
Other provisions	2,071,000,000	1,639,000,000		£ 1,531,000,000
Additions	£ 437,000,000	£ 32,000,000
Real discount rate	0.50%	1.00%
Utilised	£ 123,000,000	£ 53,000,000
Environmental | Exceptional items
Disclosure of other provisions [line items]
Additions	402,000,000	£ 0
Environmental | Exceptional items, impact of change in the real discount rate
Disclosure of other provisions [line items]
Additions	£ 76,000,000